DISPOSAL OF A SUBSIDIARY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Other receivables	$ 13,562		¥ 86,201		¥ 1,920	¥ 1,962
Other payables and accruals	(1,903)		(12,098)		¥ (9,750)	¥ (19,711)
Assets Disposal [Member]
IfrsStatementLineItems [Line Items]
Other receivables			114,766	$ 18,057
Cash and cash equivalents			263	41
Other payables and accruals			(1,062)	(167)
Taxes payable			(10,200)	(1,605)
Net assets subject to disposal			103,767	16,326
Consideration			103,767	16,326
Net impact
Cash consideration
Cash and bank balances disposed	(41)	(263)
Net outflow of cash and cash equivalents included in cash flows from investing activities	$ (41)	¥ (263)